Loans, net - Summary of classification of direct loan portflio (Parenthetical) (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sumitomo mitsui banking corporation [member]
Summary of loans receivables [line Items]
Commercial loans acquired	S/ 164,950,000
Bancolombia panamá S.A [member]
Summary of loans receivables [line Items]
Commercial loans acquired		S/ 306,168,000
Bancolombia puerto rico internacional Inc [member]
Summary of loans receivables [line Items]
Commercial loans acquired		90,531,000
Itaú corbanca NY [member]
Summary of loans receivables [line Items]
Commercial loans acquired		S/ 198,000,000